E&E ASSETS - Project reclamation requirements (Details)	Dec. 31, 2024 USD ($)
BLM
E&E ASSETS
Total surety bonds	$ 38,863
Oregon Department of Geology and Mineral Industries
E&E ASSETS
Total surety bonds	$ 43,252